Schedule of Investments (unaudited) October 31, 2023	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.4%
Kingspan Group PLC	785	$52,830

Capital Markets — 1.2%
Agronomics Ltd.(a)	402,758	44,548

Chemicals — 13.0%
Albemarle Corp.	281	35,625
DSM-Firmenich AG	925	83,857
Ecolab Inc.	577	96,786
LG Chem Ltd.	106	34,741
Nutrien Ltd.	1,272	68,306
Robertet SA	85	69,253
Symrise AG, Class A	863	88,189

		476,757

Commercial Services & Supplies — 5.2%
Republic Services Inc., Class A	670	99,488
Waste Management Inc.	563	92,518

		192,006

Construction & Engineering — 2.4%
AECOM	720	55,116
Quanta Services Inc.	210	35,095

		90,211

Containers & Packaging — 8.3%
Avery Dennison Corp.	601	104,616
Crown Holdings Inc.	917	73,910
SIG Group AG	3,503	77,230
Smurfit Kappa Group PLC	1,490	48,568

		304,324

Electric Utilities — 7.0%
Enel SpA	15,609	99,079
NextEra Energy Inc.	2,715	158,285

		257,364

Electrical Equipment — 5.6%
Canadian Solar Inc.(a)(b)	2,283	45,614
Contemporary Amperex Technology Co. Ltd., Class A	1,400	35,431
Schneider Electric SE	366	56,312
Vestas Wind Systems A/S(a)	3,158	68,449

		205,806

Electronic Equipment, Instruments & Components — 3.2%
Keyence Corp.	100	38,712
Rogers Corp.(a)	292	35,884
Samsung SDI Co. Ltd.	136	43,062

		117,658

Food Products — 13.3%
Archer-Daniels-Midland Co.	878	62,838
Bunge Ltd.	879	93,156
Darling Ingredients Inc.(a)	1,255	55,584
Kerry Group PLC, Class A	1,349	104,202
Maple Leaf Foods Inc.	1,946	38,745
Salmar ASA	1,932	91,606
SunOpta Inc.(a)	11,163	42,866

		488,997

Ground Transportation — 1.6%
Union Pacific Corp.	282	58,546

Independent Power and Renewable Electricity Producers — 4.5%
EDP Renovaveis SA	9,137	146,986
Orron Energy AB(a)	27,088	16,923

		163,909

Security	Shares	Value

Machinery — 15.0%
Ag Growth International Inc.	2,625	$92,128
AGCO Corp.	608	69,713
Deere & Co.	360	131,529
Ingersoll Rand Inc.	932	56,554
John Bean Technologies Corp.	473	49,201
Kurita Water Industries Ltd.	1,100	33,422
Marel HF(c)	5,648	15,359
Spirax-Sarco Engineering PLC	334	33,338
Xylem Inc./NY	755	70,623

		551,867

Metals & Mining — 1.0%
Sims Ltd.	4,487	35,768

Multi-Utilities — 2.1%
Veolia Environnement SA	2,868	78,584

Paper & Forest Products — 2.1%
UPM-Kymmene OYJ	2,313	77,892

Professional Services — 2.7%
Bureau Veritas SA	3,143	71,590
SGS SA	341	27,850

		99,440

Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices Inc.	470	73,945
First Solar Inc.(a)	360	51,282
Infineon Technologies AG	1,931	56,405
STMicroelectronics NV	1,712	65,262

		246,894

Software — 2.0%
Ansys Inc.(a)	131	36,452
Autodesk Inc.(a)	194	38,340

		74,792

Total Common Stocks — 98.3% (Cost: $4,161,560)		3,618,193

Warrants

Capital Markets — 0.0%
Agronomics Ltd., (Issued 06/01/21, Exercisable at calendar quarter end, 1 Share for 1 Warrant, Expires 12/08/23, Strike Price GBP 0.30)(a)	329,052	4

Total Warrants — 0.0% (Cost: $—)		4

Total Long-Term Investments — 98.3% (Cost: $4,161,560)		3,618,197

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	41,184	41,200

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	70,000	$70,000

Total Short-Term Securities — 3.0% (Cost: $111,196)		111,200

Total Investments — 101.3% (Cost: $4,272,756)		3,729,397

Liabilities in Excess of Other Assets — (1.3)%		(48,449)

Net Assets — 100.0%		$3,680,948

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,600	$—	$(3,401	)(a)	$2	$(1)	$41,200	41,184	$96	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(120,000	)(a)	—	—	70,000	70,000	2,311		—

					$2	$(1)	$111,200		$2,407		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Future Climate and Sustainable Economy ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,051,905	$1,566,288	$—	$3,618,193
Warrants	—	4	—	4
Short-Term Securities
Money Market Funds	111,200	—	—	111,200

	$2,163,105	$1,566,292	$—	$3,729,397

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